ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.ORGANIZATION AND NATURE OF OPERATIONS

(a)The Corporate information

VinFast Auto Ltd. (“VinFast Auto”, “VinFast” or “the Company”) is a company incorporated in Singapore. The principal activities of the Company and its subsidiaries (hereinafter collectively referred to as the “Group”) are to manufacture cars, motor vehicles, render leasing activities and related businesses.

The Company’s head office is located at 61 Robinson Road #06-01 (Suite 608), 61 Robinson, Singapore 068893. Head office of VinFast Trading and Production JSC (“VinFast Vietnam”), a subsidiary of the Company, is located at Dinh Vu - Cat Hai Economic Zone, Cat Hai Island, Cat Hai Special Zone, Hai Phong city, Vietnam.

1.ORGANIZATION AND NATURE OF OPERATIONS (continued)

(a)The Corporate information (continued)

The Group consists of the following entities as of the reporting dates:

			As of December 31, 2024		As of December 31, 2025
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
1	VinFast Auto Ltd.	VinFast Auto	—	—	—	—	61 Robinson Road #06-01	Investment holding
							(Suite 608), 61 Robinson,
							Singapore 068893
2	VinFast Trading and Production JSC	VinFast Vietnam	99.9	99.9	99.9	99.9	Dinh Vu – Cat Hai	Manufacturing cars,
							Economic Zone, Cat Hai	motor vehicles, render
							Island, Cat	leasing activities and
							Hai Special Zone, Hai	related businesses
							Phong City, Vietnam
3	VinFast Commercial and Services Trading LLC	VinFast Trading	99.5	99.4	99.5	99.4	No. 7, Bang Lang 1	Vehicles retail and
							Street, Vinhomes	distribution
							Riverside, Phuc Loi
							Ward, Hanoi, Vietnam
4	VinFast Germany GmbH	VinFast Germany	100.0	99.9	100.0	99.9	Kornmarktarkaden,	Trading, importing and
							Bethmannstraße	exporting equipment,
							8/Berliner Straße 51 –	components and spare
							60311 Frankfurt am	parts for automobiles,
							Main, Germany	e-scooters and related goods
5	VinFast Engineering Australia Pty Ltd (*)	VinFast Australia	100.0	99.9	100.0	99.9	Unit 3, 419 Bay Street,	Automobile designing,
							Brighton VIC 3186,	collaborating in technological
							Australia	research, importing
								and distributing goods
6	Vingroup Investment	Vingroup Investment	99.3	99.2	99.3	99.2	No. 7, Bang Lang 1	Consultancy and
	Vietnam JSC						Street, Vinhomes	investment activities
							Riverside, Phuc Loi
							Ward, Hanoi, Vietnam
7	Vingroup USA, LLC	Vingroup USA	100.0	100.0	100.0	100.0	251 Little Falls Drive,	Importing and
							Wilmington, DE,	distributing electronic and
							19808, USA	telecommunication
								equipment
8	VinFast USA Distribution, LLC	VinFast USA Distribution	100.0	100.0	100.0	100.0	251 Little Falls Drive,	Distribution of automotive
							Wilmington, DE,	vehicles
							19808, USA
9	VinFast Auto, LLC	VinFast Auto, LLC	100.0	100.0	100.0	100.0	251 Little Falls Drive,	Distribution of automotive
							Wilmington, DE,	vehicles
							19808, USA
10	VinFast Auto Canada Inc.	VinFast Auto Canada	100.0	99.2	100.0	99.2	1133 Melville Street	Distribution of automotive
							Suite 3500, The Stack,	vehicles
							Vancouver,
							BC V6E
							4E5, Canada
11	VinFast France	VinFast France	100.0	99.2	100.0	99.2	72 rue du Faubourg Saint	Distribution of automotive
							Honoré, Paris, 75008	vehicles
							France
12	VinFast Netherlands B.V	VinFast Netherlands	100.0	99.2	100.0	99.2	Raadhuisstraat 32, 1016	Distribution of automotive
							DG Amsterdam, Netherlands	vehicles
13	VinFast Manufacturing US, LLC (***)	VinFast Manufacturing	100.0	100.0	100.0	100.0	1686 VinFast Drive	Vehicles manufacturing.
							Moncure, North Carolina 27559
							Chatham County, USA
14	PT VinFast Automobile Indonesia	VinFast Indo	100.0	99.6	100.0	99.4	Axa Tower, 45th Floor,	Manufacturing and distribution
							JL. Prof. Dr. Satrio Kav	of automotive vehicles
							18., Karet Kuningan
							Village/Subdistrict,
							District. Setiabudi, City Adm.
							Jakarta South, DKI Jakarta Province.

1.ORGANIZATION AND NATURE OF OPERATIONS (continued)

(a)The Corporate information (continued)

The Group consists of the following entities as of the reporting dates (continued):

			As of December 31, 2024		As of December 31, 2025
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
15	PT VinFast Trading Indonesia	VinFast Trading	99.0	98.6	99.0	98.4	Axa Tower, 45th Floor,	Distribution of automotive
		Indo					JL. Prof. Dr. Satrio Kav	vehicles
							18., Karet Kuningan
							Village/Subdistrict,
							District. Setiabudi, City Adm.
							Jakarta South, DKI Jakarta
							Province.
16	VinFast Auto (Thailand) Co., Ltd. (*)	VinFast Thailand	99.9	99.9	99.9	99.9	No. 425/1, Enco Terminal	Distribution of automotive
							Building B, 4th Floor,	vehicles
							Kamphaeng Phet 6 Road,
							Don Mueang District, Don
							Mueang Subdistrict,
							Bangkok, Thailand
17	VinFast Auto India Private Limited.	VinFast India	99.9	99.9	100.0	99.3	1st Floor, Urbanwrk,	Vehicles manufacturing and
							The Statement Baani,	related businesses.
							Golf Course Road, Sector 43,
							DLF QE, Gurgaon, Haryana,
							122002, India
18	VinFast UK Ltd. (*)	VinFast UK	100.0	100.0	100.0	100.0	21 Holborn Viaduct, London,	Distribution of automotive
							United Kingdom,	vehicles
							EC1A 2DY
19	VinFast Middle East FZE.	VinFast Middle East	100.0	100.0	100.0	100.0	Jebel Ali Free Zone,	Distribution of automotive
							Dubai, UAE	vehicles
20	VinFast Investment and Development JSC	VinFast Investment and	99.9	99.9	99.9	99.9	Dinh Vu – Cat Hai Economic	Supporting and investing in
		Development					Zone, Cat Hai Island, Cat	newly established
							Hai Special Zone,	companies
							Hai Phong City, Vietnam
21	VinEG Green Energy	VinEG	99.8	99.7	99.8	99.7	Dinh Vu – Cat Hai Economic	Manufacturing batteries
	Solutions JSC						Zone, Cat Hai Island,
							Cat Hai Special Zone,
							Hai Phong City, Vietnam
22	VinES Ha Tinh Energy Solution JSC	VinES Ha Tinh	99.8	99.5	99.8	99.5	Vung Ang Economic Zone,	Manufacturing batteries
							Vung Ang Ward, Ha Tinh
							Province, Vietnam
23	VinES USA, LLC (**)	VinES USA	100.0	99.7	100.0	99.7	850 New Burton Road,	Sale and leasing of
							Suite 201, Dover,	batteries and other
							Delaware 19904,	related services
							County of Kent
24	VinFast Kazakhstan LLP. (*)	VinFast Kazakhstan	100.0	100.0	100.0	100.0	10 Yelebekov Street,	Distribution of automotive
							Medeu District, Almaty City,	vehicles
							Kazakhstan
25	VinFast Auto Nigeria Ltd. (**)	VinFast Nigeria	100.0	100.0	—	—	01, 2nd Floor, Block B,	Distribution of automotive
							Post Square Building,	vehicles
							1/3 Ologun Agbaje Street,
							Victoria Island, Lagos State,
							Nigeria
26	VinFast Auto Philippines Corp.	VinFast Philippines	99.9	99.9	99.9	99.9	Unti 1603 Capital House,	Distribution of automotive
							9th Avenue corner Lane S,	vehicles
							Bonifacio Global City,
							Taguig City 1634,
							Philippines
27	VinFast Auto México,	VinFast Mexico	99.9	99.9	99.9	99.9	Street: Bosque de Ciruelos|	Distribution of automotive
	S. DE R.L. DE C.V. (*)						Ext Number: 180| Int	vehicles
							Number: PP101| Suburb:
							Bosque de las Lomas| County:
							Miguel Hidalgo| State:
							Mexico City| Zip Code: 11700
(*)	As at the reporting date, these entities’ operation are at idle stage.
(**)	As at the reporting date, these entities have completed or are in the process of completing the business dissolution procedures for this subsidiary.
(***)	As at the reporting date, this entity is at factory construction stage.

1.ORGANIZATION AND NATURE OF OPERATIONS (continued)

(b)VIE structures

(i)V-Green

V-Green Global Charging Stations Development Joint Stock Company (“V-Green”) operates in constructing charging stations and providing charging services for EV customers. In 2024, VinFast entered into agreements with V-Green that exposes VinFast to variable interests in V-Green:

i.	Lease Agreement (Note 2(m)): VinFast’s maximum exposure to loss as a result of our involvement with V-Green related to the lease income.
ii.	Free charging program (Note 2(n)): In 2024, VinFast launched the free charging program, which exposed the Group to variable interests in V-Green. The Group’s maximum exposure to the risk of loss as a result of this program is varied by the number of VinFast’s EV customers since January 1, 2025 who are entitled to receive a subsidy from VinFast and other factors in the future.

The Group lacks power through voting or similar rights to direct the activities of this entity that most significantly affect its economic performance. So the Group is not the primary beneficiary of V-Green and does not consolidate V-Green into its financial statements.

(ii)Saigon Glory

VinFast Vietnam entered into an investment cooperation and business opportunity exploration agreement with Saigon Glory Limited Liability Company (“SGC”) on September 30, 2025 (hereafter referred to as the “Agreement with SGC”). Under this arrangement, VinFast Vietnam provides funds for the acquisition, development, and construction of real estate projects during the five-year cooperation term and is entitled to 90% of the pre-tax residual profits generated from the existing cooperation projects. Please see Acquisition, development and construction arrangement for detailed information of the transaction. This arrangement exposes VinFast to variability in the economic performance of SGC and therefore constitute variable interests held by the Group.

VinFast’s maximum exposure to loss primarily consists of the funds contributed under the Agreement with SGC, amounting to VND5,817 billion (USD231.6 million) as of December 31, 2025. As the assets and liabilities of the real estate project are not separated from the host (SGC) and specifically identifiable, no silo exists henceforth VinFast’s investment is subjected to the variability of the operations of the larger host. The Group lacks power through voting or similar rights to direct the activities of SGC that most significantly affect its economic performance. The Group is not the primary beneficiary of SGC and does not consolidate SGC.

(iii)	GSM Overseas

In 2025, VinFast delivered a certain number of electric vehicles to PT XanhSM Green and Smart Mobility Indonesia (“GSM Indonesia”) and Green and Smart Mobility Philippines Inc. (“GSM Philippines”). As collectability was not considered probable as of December 31, 2025, revenue and related receivables were not recognized in accordance with ASC 606 for the year ended December 31, 2025. The Group shall continue to assess and recognize revenue when the collectability is probable.

Although these transactions expose VinFast to variable interests in GSM Indonesia and GSM Philippines, VinFast does not have the power to direct the activities that most significantly affect economic performance of GSM Indonesia and GSM Philippines, so the Group is not the primary beneficiary of these entities and does not consolidate these entities into its financial statements

1.ORGANIZATION AND NATURE OF OPERATIONS (continued)

(c)Funding Risks and Going Concern

In accordance with the ASC 205-40, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The Company has incurred losses since inception, incurred a net loss after tax of VND99,583 billion for the year ended 31 December 2025. In addition, as of that date, the Company and its subsidiaries’ accumulated losses amounted to VND367,177 billion, the Company and its subsidiaries’ current liabilities also exceeded its current assets by VND79,319 billion and cash flows from operating activities were negative with the amount of VND44,461 billion for the year ended 31 December 2025. The Company prepares business plans over the next 12 months, which includes business expansion and revenue from new geographies for revenue growth and achieving gross margin improvements to minimize net cash outflows.

As an early-stage growth company, the Company’s ability to access capital is critical. As of December 31, 2025, the Company’s principal sources of liquidity are its consolidated balance of cash and cash equivalent with amount of VND7,352 billion, and its access to capital, which includes:

(i)	Financial support from Vingroup JSC, its ultimate parent, which shall be legally valid for the period of 12 months from the issuance date of the consolidated financial statements, which is subjected to Vingroup JSC’s financial capability, and additional debt financing, which is subjected to lenders’ approval.
(ii)	On October 20, 2023, the Company entered into a three-year Standby Equity Subscription Agreement (the “SESA”) with Yorkville. Under terms of the SESA, the Company may, at its option, issue and sell from time to time up to $1 billion of ordinary shares to Yorkville, subject to certain limitations, such as the market price of the Company’s ordinary stock, the availability of sufficient authorized ordinary shares, and Yorkville’s financial capability to subscribe for such number of ordinary shares.
(iii)	On November 12, 2024, the Company entered into the Grant Agreement with Mr. Pham, Vietnam Investment Group Joint Stock Company (“VIG”) and Asian Star Trading & Investment PTE.LTD. (“Asian Star”), in which, Mr. Pham, directly or indirectly through VIG, Asian Star or other companies majority-owned or controlled by Mr. Pham, shall use legitimate sources, including but not limited to proceeds from the sale of the Company’s shares, to give the grants to the Company. The ability to access the grants is dependent on the market price of the Company’s ordinary stock and the availability of sufficient authorized ordinary shares.

The Company’s principal sources of liquidity and its access to capital cannot be assured due to uncertainties as discussed above, and as a result cannot be included as sources of liquidity for ASC 205-40 analysis.

If capital is not available to the Company when, and in the amounts needed, the Company would be required to delay, scale back, or abandon some or all of its development programs and operations. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern through the next twelve months from the date of issuance of these consolidated financial statements.

The Company and its subsidiaries’ consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.